ORDINARY SHARE AND SHARE INCENTIVE PLANS - Unvested Restricted Awards (Details) - 2017 Equity Incentive Plan - Restricted Stock - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shares
Total nonvested restricted stock at the beginning of the period (in shares)	1,306	921
Granted (in shares)	407	789
Vested (in shares)	(494)	(379)
Forfeited (in shares)	(66)	(25)
Total nonvested restricted stock at the end of the period (in shares)	1,153	1,306
Weighted average grant date fair value
Total nonvested restricted stock at the beginning of the period (in dollars per share)	$ 2.77	$ 1.96
Granted (in dollars per share)	3.23	3.53
Vested (in dollars per share)	2.76	2.37
Forfeited (in dollars per share)	3.63	3.33
Total nonvested restricted stock at the end of the period (in dollars per share)	$ 2.89	$ 2.77